EQUITY - Ownership of shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Shares subscribed and paid up	1,719,658,728	1,719,658,728	1,719,658,728
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Total capital	R$ 19,249,181	R$ 19,249,181
Common shares
EQUITY
Shares subscribed and paid up	573,627,483	573,627,483	573,627,483
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Preferred shares
EQUITY
Shares subscribed and paid up	1,146,031,245	1,146,031,245	1,146,031,245
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Treasury Stocks
EQUITY
Shares subscribed and paid up	18,497,296	20,717,956	23,495,028
Ownership of shares, as a percentage of total issued shares	1.10%	1.20%	1.40%
Treasury Stocks | Common shares
EQUITY
Shares subscribed and paid up	1,697,538	1,697,538	1,697,538
Ownership of shares, as a percentage of total issued shares	0.30%	0.30%	0.30%
Treasury Stocks | Preferred shares
EQUITY
Shares subscribed and paid up	16,799,758	19,020,418	21,797,490
Ownership of shares, as a percentage of total issued shares	1.50%	1.70%	1.90%
Metalurgica Gerdau S.A.
EQUITY
Shares subscribed and paid up	560,046,701	627,751,085	653,368,823
Ownership of shares, as a percentage of total issued shares	32.60%	36.50%	38.00%
Metalurgica Gerdau S.A. | Common shares
EQUITY
Shares subscribed and paid up	557,898,901	557,898,901	557,898,901
Ownership of shares, as a percentage of total issued shares	97.30%	97.30%	97.30%
Metalurgica Gerdau S.A. | Preferred shares
EQUITY
Shares subscribed and paid up	2,147,800	69,852,184	95,469,922
Ownership of shares, as a percentage of total issued shares	0.20%	6.10%	8.30%
Brazilian institutional investors
EQUITY
Shares subscribed and paid up	230,660,486	244,766,757	226,456,754
Ownership of shares, as a percentage of total issued shares	13.40%	14.20%	13.20%
Brazilian institutional investors | Common shares
EQUITY
Shares subscribed and paid up	3,397,955	3,068,614	2,383,207
Ownership of shares, as a percentage of total issued shares	0.60%	0.50%	0.40%
Brazilian institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	227,262,531	241,698,143	224,073,547
Ownership of shares, as a percentage of total issued shares	19.80%	21.10%	19.60%
Foreign institutional investors
EQUITY
Shares subscribed and paid up	495,218,544	431,611,203	415,223,778
Ownership of shares, as a percentage of total issued shares	28.80%	25.10%	24.10%
Foreign institutional investors | Common shares
EQUITY
Shares subscribed and paid up	3,142,148	3,875,655	4,836,488
Ownership of shares, as a percentage of total issued shares	0.50%	0.70%	0.80%
Foreign institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	492,076,396	427,735,548	410,387,290
Ownership of shares, as a percentage of total issued shares	42.90%	37.30%	35.80%
Other shareholders
EQUITY
Shares subscribed and paid up	415,235,701	394,811,727	401,114,345
Ownership of shares, as a percentage of total issued shares	24.10%	23.00%	23.30%
Other shareholders | Common shares
EQUITY
Shares subscribed and paid up	7,490,941	7,086,775	6,811,349
Ownership of shares, as a percentage of total issued shares	1.30%	1.20%	1.20%
Other shareholders | Preferred shares
EQUITY
Shares subscribed and paid up	407,744,760	387,724,952	394,302,996
Ownership of shares, as a percentage of total issued shares	35.60%	33.80%	34.40%